ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization – Recon Technology, Ltd (the “Company”, “We” or “Our”) was incorporated under the laws of the Cayman Islands on August 21, 2007 as a limited liability company. By far, the Company provides specialized equipment, automation systems, tools, chemicals, outsourcing platform services and field services to energy industry companies mainly in the People’s Republic of China (the “PRC”).

The Company, along with its wholly-owned subsidiaries, Recon Investment Ltd. (“Recon-IN”) and Recon Hengda Technology (Beijing) Co., Ltd. (“Recon-BJ”), conducts its business through the following PRC legal entities (“Domestic Companies”) that operate in the Chinese energy industry:

1.	Beijing BHD Petroleum Technology Co., Ltd. (“BHD”),
2.	Nanjing Recon Technology Co., Ltd. (“Nanjing Recon”).

The Company has signed Exclusive Technical Consulting Service Agreements with each of the Domestic Companies, and Equity Interest Pledge Agreements and Exclusive Equity Interest Purchase Agreements with their shareholders (collectively the “VIE Agreements”). Pursuant to these VIE Agreements, the Company has the ability to substantially influence each of the Domestic Companies’ daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder approval. The VIE agreements are designed to render the Company as the primary beneficiary of and entitle the Company of rights to consolidate each Domestic Company for accounting purposes. We believe that the Domestic Companies should be treated as Variable Interest Entities (“VIEs”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation and we are regarded as the primary beneficiary of the VIEs.

On February 21, 2019, the Company’s board of directors approved transferring the VIEs and VIE-controlled companies from Jining Recon Technology Ltd. (“Recon-JN”) to Recon-BJ. At the time, both Recon-JN and Recon-BJ were the Company’s wholly owned subsidiaries in China. On April 1, 2019, the Company completed the VIE transfer process and then completed the dissolution of Recon-JN on April 10, 2019, and subsequently completed the dissolution of Recon Technology Co., Limited (“Recon HK”) on May 15, 2020. The Company does not expect any negative impact of this process on its operations.

On December 17, 2015, Huang Hua BHD Petroleum Equipment Manufacturing Co., Ltd (“HH BHD”), a fully owned subsidiary established by BHD was organized under the laws of the PRC, focusing on the design, assemble and manufacture of hearing equipment.

Gan Su BHD Environmental Technology Co., Ltd (“Gan Su BHD”) was established on May 23, 2017, with registered capital of ¥50.0 million. The paid in capital was ¥27,495,000 ($3,791,734) as of June 30,2023. BHD owned an equity interest of 49% of Gan Su BHD, and the remaining 51% equity interests was owned by an individual shareholder upon incorporation of Gan Su BHD. On September 25, 2017, the individual shareholder became the minority shareholder by transferring 2.0% equity shares to BHD. On April 26, 2021, the minority shareholder of Gan Su BHD transferred 15.4% of her equity interest to BHD. On May 19, 2021, the minority shareholder transferred 3.6% of her equity interest and BHD transferred 15.4% of its equity interest of Gan Su BHD to Nanjing Recon. There was no consideration paid for the transfers, and after the transfers, BHD owns equity an interest of 51% and Nanjing Recon owns an equity interest of 19% of Gan Su BHD, which is focusing on oilfield sewage treatment and oily sludge disposal projects.

Qing Hai BHD New Energy Technology Co., Ltd. (“Qinghai BHD”) was established on October 16, 2017, with registered capital of ¥50.0 million. The paid in capital was ¥4,200,000 ($579,206) as of June 30, 2023. BHD owned an equity interest of 55% of Qinghai BHD previously; however, based on an agreement signed by the shareholders of Qinghai BHD dated October 23, 2018, each of the other two individual shareholders agreed to reduce 10% of their equity interests. As a result, Qinghai BHD returned ¥200,000 paid in capital back to one of the individual shareholders. After the new arrangement, BHD owns a total interest of 75% of Qinghai BHD. The remaining paid in capital should be contributed by BHD and the other individual shareholder is ¥33,300,000 ($4,827,276) and ¥12,500,000 ($1,812,041) respectively. Based on its charter dated September 29, 2017, the remaining capital will be injected before September 29, 2036.

As the energy consumption market opened to private and foreign companies, and online payment technology developed, the Domestic Companies began to invest in the downstream of the oil industry. On December 15, 2017, BHD and Nanjing Recon entered into a subscription agreement with Future Gas Station (Beijing) Technology, Ltd (“FGS”), pursuant to which the Domestic Companies acquired an 8% equity interest in FGS. Established in January 2016, FGS is a service company focusing on providing new technical applications and data operations to gas stations and provides solutions to gas stations to improve their operations and their customers’ experience. On August 21, 2018, the Domestic Companies entered into an investment agreement and a supplemental agreement (collectively, the “Investment Agreement”) with FGS and the other shareholders of FGS. Pursuant to the Investment Agreement, our VIEs’ ownership interest in FGS shall increase from 8% to 43%, in exchange for their investment in FGS for a total amount of ¥10 million in cash and the issuance of 487,057 restricted Class A Ordinary Shares to the other shareholders of FGS with certain conditions. As of June 30, 2019, the Domestic Companies invested an aggregate amount of ¥35,116,707 in FGS and issued 487,057 restricted shares in total to other shareholders of FGS, and the Domestic Companies’ ownership interest in FGS has increased to 43%. On February 4, 2021, Nanjing Recon and BHD, entered into the fourth supplemental agreement to the investment agreement with FGS and FGS’ founding shareholders to acquire 8% equity ownership of FGS. The transaction has been closed. As a result, the Domestic Companies collectively own 51% interest of FGS and began to consolidate the financial results of FGS since January 2021. Through the fourth supplemental agreement, the Domestic Companies waived the requirement on FGS’ performance goal about the number of gas stations. Accordingly, the Domestic Companies agreed to pay for the balance of the investment and cancelled the related lock-up terms on the restricted shares, in exchange of the additional 8% equity ownership of FGS.

The VIE contractual arrangements

The Company’s main operating entities, the Domestic Companies, are controlled through contractual arrangements by the Company.

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE, because it met the condition under accounting principles generally accepted in the United States of America (“U.S. GAAP”) to consolidate the VIE.

The Company is deemed to have a controlling financial interest in and be the primary beneficiary of the Domestic Companies because it has both of the following characteristics:

●	The power to direct activities of the Domestic Companies that most significantly impact such entities’ economic performance, and
●	The obligation to absorb losses of, and the right to receive benefits from, the Domestic Companies that could potentially be significant to such entities.

Pursuant to these contractual arrangements, the Domestic Companies shall pay service fees equal to all of their net profit after tax payments to the Company. Accordingly, the Company has the right to absorb 90% of net interest or 100% of net loss of those Domestic Companies for accounting purposes. Such contractual arrangements are designed so that the operations of the Domestic Companies are solely for the benefit of the Company, and therefore the Company must consolidate the Domestic Companies under U.S. GAAP.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with the VIEs and the shareholders of the VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and the VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the VIEs;
●	limit the Company’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiary and the VIEs may not be able to comply;
●	require the Company or the Company’s PRC subsidiary and the VIEs to restructure the relevant ownership structure or operations; or
●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exercise its rights as the primary beneficiary over the VIEs and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and the VIEs. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs and the VIEs’ subsidiaries. However, when the VIEs and the VIEs’ subsidiaries ever need financial support, the Company or its subsidiaries has, at its option and subject to statutory limits and restrictions, provided financial support to the VIEs and the VIEs’ subsidiaries through loans to the VIEs and the VIEs’ subsidiaries.

Nature of Operations – The Company engages in (1) providing equipment, tools and other components and parts related to oilfield production and other energy industries companies, including simple installations in connection with some projects; (2) services to improve production and efficiency of exploited oil wells, (3) developing and selling its own specialized industrial automation control and information solutions, (4) design, test and implement solution of sewage and oily sludge treatment, production and sales of related integrated equipment and project services, and (5) development, upgrading and maintenance of the online operation and cooperation platform of gas stations, marketing and promotion services, etc.

Impact of COVID-19 - In January 2020, the World Health Organization declared the COVID-19 outbreak a global health emergency as the coronavirus outbreak continued to spread beyond China. In compliance with the government health emergency rules in place, the Company temporarily closed offices in varies provinces in China and ceased production operations since Chinese New Year. The Company gradually resumed operation and production since March 2020. For fiscal year 2023, either the Company or its clients’ operations occasionally affected by regional outbreaks, causing some of its business is still not return to prior level. In early December 2022, China announced a nationwide loosening of its zero-covid policy, and the country faced a wave in infections after the lifting of these restrictions. Although, the spread of the COVID-19 appeared to be under control currently, the extent of the future impact of COVID-19 is still highly uncertain and cannot be predicted. In short term, the Company’s business was affected negatively, and collection of receivables were also affected. However, at this stage, the Company doesn’t expect a significant impact on the Company’s operations and financial results in a long run.